Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying Consolidated Statements of financial position of INX Limited and its subsidiaries (the Company) as of December 31, 2024 and 2023, the related consolidated statements of profit and loss and comprehensive income (loss), changes in equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “ consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standard Board.